Cover	Nov. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2026
Entity File Number	001-34295
Entity Registrant Name	SIRIUS XM HOLDINGS INC.
Entity Central Index Key	0000908937
Entity Tax Identification Number	93-4680139
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1221 Avenue of the Americas
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	584-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	SIRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false